Property, Plant and Equipment	12 Months Ended
Dec. 31, 2010
Property, Plant and Equipment [Abstract]
Property, plant and equipment
6. Property, plant and equipment:

		Accumulated	Net Book
December 31, 2010	Cost	Depreciation	Value
Land	$8,475	$—	$8,475
Building	32,083	4,456	27,627
Field equipment	1,437,343	639,282	798,061
Vehicles	128,098	57,930	70,168
Office furniture and computers	17,938	11,712	6,226
Leasehold improvements	22,503	6,007	16,496
Construction in progress	23,879	—	23,879

	$1,670,319	$719,387	$950,932

		Accumulated	Net Book
December 31, 2009	Cost	Depreciation	Value
Land	$8,884	$—	$8,884
Building	30,200	3,168	27,032
Field equipment	1,288,218	494,101	794,117
Vehicles	126,043	54,915	71,128
Office furniture and computers	16,743	8,871	7,872
Leasehold improvements	21,359	4,654	16,705
Construction in progress	10,122	—	10,122

	$1,501,569	$565,709	$935,860

     Construction in progress at December 31, 2010 and 2009 primarily included progress payments to vendors for equipment to be delivered in future periods and component parts to be used in final assembly of operating equipment, which in all cases were not yet placed into service at the time. For the years ended December 31, 2010, 2009 and 2008, we recorded capitalized interest of $1,250, $878 and $4,458, respectively, related to assets that we are constructing for internal use and amounts paid to vendors under progress payments for assets that are being constructed on our behalf.
     Effective March 1, 2009, our Canadian subsidiary transferred certain property, plant and equipment used in our production testing business to Enseco, a competitor, in exchange for certain electric line (e-line) equipment. This exchange was determined to have commercial substance for us and therefore we recorded the new assets acquired at the fair market value of the assets surrendered which had a carrying value of $9,284. We incurred costs to sell totaling approximately $71. We determined the fair value of the assets with the assistance of a third-party appraiser, assuming an orderly liquidation methodology, to be $4,487, resulting in a loss on the exchange of $4,868. Of the total value assigned to the new assets, $4,209 was included in property, plant and equipment and $279 was included in inventory in the accompanying balance sheet as of December 31, 2009. The fair market value of the assets received was determined to be $5,497, using the same methodology applied to the assets surrendered. We believe that these e-line assets will generate cash flows in excess of the cash flows that would have been received from the production testing assets due to relatively higher demand from our customers for e-line services.
     Effective March 31, 2009, we entered into a sale-leaseback transaction with Agua Dulce, LLC, through which we sold a facility and approximately 50 acres of real property located near Rock Springs, Wyoming for $3,827. The sales price approximated the net book value of the facility, which is currently under construction, and the land, resulting in an insignificant gain on the transaction which has been included as a component of selling, general and administrative expense in the accompanying statement of operations for the year ended December 31, 2009. In addition, the buyer agreed to fund the completion of the construction of the facility. Effective April 1, 2009, we became party to the lease agreement which requires monthly operating lease payments for a term of 10 years, with an option to extend the lease term for an additional 10 years. The rental rate adjusts for construction draws to date divided ratably over the remaining lease term. The lease term began on April 1, 2009 and the first monthly rental was $35. We will also incur additional lease costs related to certain operating costs, taxes and insurance for the facility over the term of the lease.
     Effective July 30, 2009, we entered into a sale-leaseback agreement with Enterprise Leasing Company of Houston to sell over 550 light-vehicles with a net book value of approximately $10,362 as of July 30, 2009. During the third quarter of 2009, we received proceeds from the sale which totaled $10,551. In August 2009, pursuant to this lease agreement, we began making monthly rental payments of approximately $306. The lease terms range from 24 to 36 months.